EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communications - 18.2%
Communication Services - 3.2%
Twilio, Inc. - Class A (a)	2,452	$ 963,342

Digital Media - 7.4%
Pinterest, Inc. - Class A (a)	16,240	1,308,619
Trade Desk, Inc. (The) - Class A (a)	773	622,566
Unity Software, Inc. (a)	2,585	278,224
		2,209,409
Streaming Video - 7.6%
Netflix, Inc. (a)	2,053	1,106,259
Roku, Inc. (a)	2,995	1,184,463
		2,290,722
Consumer Discretionary - 22.9%
Consumer Leisure - 4.9%
Peloton Interactive, Inc. - Class A (a)	12,185	1,467,927

Digital Gaming - 3.6%
DraftKings, Inc. - Class A (a)	17,547	1,079,667

E-Commerce - 14.4%
Amazon.com, Inc. (a)	362	1,119,640
Etsy, Inc. (a)	3,533	778,214
Farfetch Ltd. - Class A (a)	8,800	579,744
Sea Ltd. - ADR (a)	7,846	1,849,224
		4,326,822
Financials - 2.3%
Financial Services - 2.3%
PayPal Holdings, Inc. (a)	2,638	685,484

Health Care - 21.6%
Biotechnology - 15.1%
Alnylam Pharmaceuticals, Inc. (a)	6,212	919,997
argenx SE - ADR (a)	1,603	530,080
Arrowhead Pharmaceuticals, Inc. (a)	10,989	875,384
Beam Therapeutics, Inc. (a)	6,550	583,801

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Health Care - 21.6% (Continued)
Biotechnology - 15.1% (Continued)
Dicerna Pharmaceuticals, Inc. (a)	14,634	$ 394,825
Ionis Pharmaceuticals, Inc. (a)	8,454	442,990
Sarepta Therapeutics, Inc. (a)	9,147	796,338
		4,543,415
Medical Technology - 3.2%
DermTech, Inc. (a)	7,900	527,167
DexCom, Inc. (a)	1,088	432,785
		959,952
Pharmaceuticals - 3.3%
Ascendis Pharma A/S - ADR (a)	2,988	463,050
Revance Therapeutics, Inc. (a)	19,579	514,145
		977,195
Industrials - 1.7%
Transportation Services - 1.7%
Uber Technologies, Inc. (a)	9,786	506,425

Technology - 30.8%
Application Software - 19.3%
Coupa Software, Inc. (a)	2,560	886,426
DocuSign, Inc. (a)	2,625	594,982
HubSpot, Inc. (a)	4,315	2,222,225
nCino, Inc. (a)	11,815	807,910
ServiceNow, Inc. (a)	2,377	1,268,034
		5,779,577
Business Services - 1.1%
Avalara, Inc. (a)	2,043	320,629

Data & Analytics - 4.8%
Elastic N.V. (a)	7,788	1,046,629
MongoDB, Inc. (a)	1,032	398,280
		1,444,909

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Technology - 30.8% (Continued)
IT Security - 5.6%
Zscaler, Inc. (a)	8,142	$ 1,669,354

Total Common Stocks (Cost $24,150,216)		$ 29,224,829

MONEY MARKET FUNDS - 3.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 0.03% (b) (Cost $900,528)	900,528	$ 900,528

Investments at Value - 100.5% (Cost $25,050,744)		$ 30,125,357

Liabilities in Excess of Other Assets - (0.5%)		(156,032)

Net Assets - 100.0%		$ 29,969,325

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2021.

See accompanying notes to Schedule of Investments.

EVOLUTIONARY TREE INNOVATORS FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2021 (Unaudited)

1.       Securities Valuation

Evolutionary Tree Innovators Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

EVOLUTIONARY TREE INNOVATORS FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the Fund’s investments and the inputs used to value the investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$29,224,829	$-	$-	$29,224,829
Money Market Funds	900,528	-	-	900,528
Total	$30,125,357	$-	$-	$30,125,357

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of during the period ended February 28, 2021.

2.       Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.       Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2021:

Tax cost of portfolio investments	$25,061,513
Gross unrealized appreciation	$5,916,740
Gross unrealized depreciation	(852,896)
Net unrealized appreciation	$5,063,844

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.       Non-Diversification Risk

The Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

5.       Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of February 28, 2021, the Fund had 30.8% of the value of its net assets invested in stocks within the Technology sector.